Derivative financial instruments (Details) - CHF (SFr)	1 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Disclosure of fair value measurement of assets
Derivative financial instrument		SFr 509,067
Measured at fair value
Disclosure of fair value measurement of assets
Financial assets		795,029
Measured at fair value | Level 3
Disclosure of fair value measurement of assets
Financial assets		795,029
Phantom shares
Disclosure of fair value measurement of assets
Derivative financial instrument		285,962
Financial assets		285,962
Phantom shares | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets
Financial assets		285,962
Phantom shares | Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets
Financial assets		285,962
Anti-dilution protection
Disclosure of fair value measurement of assets
Derivative financial instrument		102,547
Financial assets		102,547
Anti-dilution protection | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets
Financial assets		102,547
Anti-dilution protection | Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets
Financial assets		102,547
Warrants
Disclosure of fair value measurement of assets
Derivative financial instrument		120,558
Warrants | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets
Financial assets		120,558
Warrants | Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets
Financial assets		120,558
Warrants received with ten-year exercise period
Disclosure of fair value measurement of assets
Financial assets		60,547
Warrants received with five-year exercise period
Disclosure of fair value measurement of assets
Financial assets		60,011
Preferred shares
Disclosure of fair value measurement of assets
Financial assets		285,962
Preferred shares | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets
Financial assets		285,962
Preferred shares | Financial assets at fair value through other comprehensive income | Level 3
Disclosure of fair value measurement of assets
Financial assets		SFr 285,962
Stalicla SA
Disclosure of fair value measurement of assets
Preferred shares received on investment in Stalicla SA	23,342
Phantom shares received on investment in Stalicla SA	23,342
Ordinary shares to proceeds from which phantom shares entitle	23,342
Derivative financial instrument	SFr 509,067
Amount not recorded as phantom shares due to cap on fair value	SFr 111,552
Stalicla SA | Warrants received with ten-year exercise period
Disclosure of fair value measurement of assets
Warrants received on investment in Stalicla SA	23,342
Exercise period of warrants received on investment in Stalicla SA	10 years
Strike price of warrants received on investment in Stalicla SA	SFr 34.05
Ordinary shares to purchase of which warrants entitle	23,342
Stalicla SA | Warrants received with five-year exercise period
Disclosure of fair value measurement of assets
Warrants received on investment in Stalicla SA	3,591
Exercise period of warrants received on investment in Stalicla SA	5 years
Strike price of warrants received on investment in Stalicla SA	SFr 0.1
Preferred shares to purchase of which warrants entitle	3,591